Property, plant and equipment (Details Narrative) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Right of use asset	£ 79	£ 215	£ 350